WARRANTS - Warrants outstanding (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IFRS Class of Warrant or Right [Line Items]
Warrants exercised	$ 337,771	$ 867,856
Weighted average life for warrants outstanding	5 months 23 days	1 year 4 months 24 days
Weighted average market fair value of shares purchased through warrant exercises	$ 2.00
Share Capital
IFRS Class of Warrant or Right [Line Items]
Balance at the beginning (in shares)	6,370,660
Warrants exercised	$ 511,525	$ 1,077,169
Exercised	(173,754)
Balance at the end (in shares)	6,196,906	6,370,660
Warrant Reserve
IFRS Class of Warrant or Right [Line Items]
Warrants exercised	$ (173,754)	$ (209,313)
FTP Compensation Warrants
IFRS Class of Warrant or Right [Line Items]
Balance at the beginning (in shares)	343,269
Exercised	(168,885)
Balance at the end (in shares)	174,384	343,269
Compensation Warrants
IFRS Class of Warrant or Right [Line Items]
Balance at the beginning (in shares)	1,034,868
Balance at the end (in shares)	1,034,868	1,034,868
Warrants
IFRS Class of Warrant or Right [Line Items]
Balance at the beginning (in shares)	2,071,090
Balance at the end (in shares)	2,071,090	2,071,090
Total Warrants | Warrant Reserve
IFRS Class of Warrant or Right [Line Items]
Balance at the beginning	$ 3,449,227
Warrants exercised	(168,885)
Balance at the end	$ 3,280,342	$ 3,449,227